Income Tax Expenses - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Expenses [Abstract]
Current tax expense based on profit for the financial year	$ 278	$ 800	$ 705